Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases
Summary of components of operating lease cost

Year ended March 31, 2020
(in millions of RMB)
Operating lease cost	5,600
Variable lease cost	79
Total operating lease cost	5,679

Summary of future lease payments under operating leases

Amounts
(in millions of RMB)
For the year ending March 31,
2021	3,877
2022	3,140
2023	2,768
2024	2,542
2025	2,382
Thereafter	15,205
29,914
Less: imputed interest	(8,057)
Total operating lease liabilities (Note 19)	21,857